UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney                 Berwyn, PA                     11/09/06
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total: $482,987
                                        (thousands)


List of Other Included Managers:

No.        Form 13F File Number            Name

(1)        28-10707                        Fairfield Redstone Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2       COLUMN 3   COL 4          COLUMN 5      COLUMN 6        COL 7          COLUMN 8

                                                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x1000)    PRN AMT PRN CALL  DISCRETION      MNGRS  SOLE     SHARED    NONE
ADC TELECOMMUNICATIONS        COM NEW         000886309    4,982    331,900 SH        SHARED-DEFINED  1      0       331,900      0
ALASKA COMMUNICATIONS SYS GR  COM             01167P101    6,245    470,600 SH        SHARED-DEFINED  1      0       470,600      0
ALTRIA GROUP INC              COM             02209S103    7,402     96,700 SH        SHARED-DEFINED  1      0        96,700      0
AMERICAN RAILCAR INDS INC     COM             02916P103    2,553     87,700 SH        SHARED-DEFINED  1      0        87,700      0
ARCHER DANIELS MIDLAND CO     COM             039483102    7,659    202,200 SH        SHARED-DEFINED  1      0       202,200      0
AVOCENT CORP                  COM             053893103    4,825    160,200 SH        SHARED-DEFINED  1      0       160,200      0
BENCHMARK ELECTRONICS INC     COM             08160H101    4,497    167,300 SH        SHARED-DEFINED  1      0       167,300      0
BIOMED REALTY TRUST INC       COM             09063H107    5,310    175,000 SH        SHARED-DEFINED  1      0       175,000      0
BUNGE LIMITED                 COM             G16962105    7,557    130,400 SH        SHARED-DEFINED  1      0       130,400      0
CABELAS INC                   COM             126804301    5,393    248,200 SH        SHARED-DEFINED  1      0       248,200      0
CHECKFREE CORP NEW            COM             162813109    7,822    189,300 SH        SHARED-DEFINED  1      0       189,300      0
CHICAGO BRIDGE & IRON CO N V  NY REGISTRY SH  167250109    5,168    214,800 SH        SHARED-DEFINED  1      0       214,800      0
COEUR D ALENE MINES CORP IDA  COM             192108108    5,530  1,174,200 SH        SHARED-DEFINED  1      0     1,174,200      0
COMTECH TELECOMMUNICATIONS C  COM NEW         205826209   14,440    431,300 SH        SHARED-DEFINED  1      0       431,300      0
CORNING INC                   COM             219350105    4,001    163,900 SH        SHARED-DEFINED  1      0       163,900      0
COVANTA HLDG CORP             COM             22282E102    5,299    246,100 SH        SHARED-DEFINED  1      0       246,100      0
CRA INTL INC                  COM             12618T105    7,559    158,600 SH        SHARED-DEFINED  1      0       158,600      0
CUBIST PHARMACEUTICALS INC    COM             229678107    6,179    284,200 SH        SHARED-DEFINED  1      0       284,200      0
CVS CORP                      COM             126650100    6,084    189,400 SH        SHARED-DEFINED  1      0       189,400      0
CYPRESS SEMICONDUCTOR CORP    COM             232806109    5,494    309,200 SH        SHARED-DEFINED  1      0       309,200      0
DAVITA INC                    COM             23918K108    6,534    112,900 SH        SHARED-DEFINED  1      0       112,900      0
DYNCORP INTL INC              CL A            26817C101    8,818    700,400 SH        SHARED-DEFINED  1      0       700,400      0
DYNEGY INC NEW                CL A            26816Q101    6,792  1,226,000 SH        SHARED-DEFINED  1      0     1,226,000      0
ENERGY CONVERSION DEVICES IN  COM             292659109    5,582    150,700 SH        SHARED-DEFINED  1      0       150,700      0
FMC TECHNOLOGIES INC          COM             30249U101    5,660    105,400 SH        SHARED-DEFINED  1      0       105,400      0
FUEL SYS SOLUTIONS INC        COM             35952W103    1,876    147,500 SH        SHARED-DEFINED  1      0       147,500      0
GAMESTOP CORP NEW             CL A            36467W109    4,804    103,800 SH        SHARED-DEFINED  1      0       103,800      0
GARMIN LTD                    ORD             G37260109    5,937    121,700 SH        SHARED-DEFINED  1      0       121,700      0
GENERAL ELECTRIC CO           COM             369604103    7,713    218,500 SH        SHARED-DEFINED  1      0       218,500      0
GIGAMEDIA LTD                 ORD             Y2711Y104    5,840    521,400 SH        SHARED-DEFINED  1      0       521,400      0
GILEAD SCIENCES INC           COM             375558103    6,485     94,300 SH        SHARED-DEFINED  1      0        94,300      0
GLOBAL CASH ACCESS HLDGS INC  COM             378967103    3,993    264,600 SH        SHARED-DEFINED  1      0       264,600      0
GLOBAL SIGNAL INC             COM             37944Q103    6,388    126,300 SH        SHARED-DEFINED  1      0       126,300      0
HERCULES OFFSHORE INC         COM             427093109    4,198    135,200 SH        SHARED-DEFINED  1      0       135,200      0
HORIZON OFFSHORE INC          COM NEW         44043J204    9,593    561,000 SH        SHARED-DEFINED  1      0       561,000      0
HURON CONSULTING GROUP INC    COM             447462102    5,621    143,400 SH        SHARED-DEFINED  1      0       143,400      0
INFRASOURCE SVCS INC          COM             45684P102    2,633    150,000 SH        SHARED-DEFINED  1      0       150,000      0
INTERGRAPH CORP               COM             458683109    7,637    178,100 SH        SHARED-DEFINED  1      0       178,100      0
IOWA TELECOMM SERVICES INC    COM             462594201    4,277    216,100 SH        SHARED-DEFINED  1      0       216,100      0
KIRBY CORP                    COM             497266106    3,744    119,500 SH        SHARED-DEFINED  1      0       119,500      0
LINCARE HLDGS INC             COM             532791100    2,733     78,900 SH        SHARED-DEFINED  1      0        78,900      0
LIONBRIDGE TECHNOLOGIES INC   COM             536252109    5,262    689,700 SH        SHARED-DEFINED  1      0       689,700      0
LOCKHEED MARTIN CORP          COM             539830109    4,974     57,800 SH        SHARED-DEFINED  1      0        57,800      0
LUMINEX CORP DEL              COM             55027E102    4,479    245,700 SH        SHARED-DEFINED  1      0       245,700      0
MACROVISION CORP              COM             555904101    4,904    207,000 SH        SHARED-DEFINED  1      0       207,000      0
MCCORMICK & SCHMICKS SEAFD R  COM             579793100    3,326    147,900 SH        SHARED-DEFINED  1      0       147,900      0
MCDERMOTT INTL INC            COM             580037109   12,461    298,100 SH        SHARED-DEFINED  1      0       298,100      0
MONSANTO CO NEW               COM             61166W101    7,963    169,400 SH        SHARED-DEFINED  1      0       169,400      0
MORTONS RESTAURANT GRP INC N  COM             619430101    3,033    196,800 SH        SHARED-DEFINED  1      0       196,800      0
NEW RIV PHARMACEUTICALS INC   COM             648468205   15,973    620,800 SH        SHARED-DEFINED  1      0       620,800      0
NEWMONT MINING CORP           COM             651639106    6,682    156,300 SH        SHARED-DEFINED  1      0       156,300      0
NOVATEL INC                   COM             669954109    2,259     49,200 SH        SHARED-DEFINED  1      0        49,200      0
NOVEN PHARMACEUTICALS INC     COM             670009109    5,036    208,800 SH        SHARED-DEFINED  1      0       208,800      0
NVIDIA CORP                   COM             67066G104    3,566    120,500 SH        SHARED-DEFINED  1      0       120,500      0
OCEANEERING INTL INC          COM             675232102    5,716    185,600 SH        SHARED-DEFINED  1      0       185,600      0
ORACLE CORP                   COM             68389X105    5,395    304,100 SH        SHARED-DEFINED  1      0       304,100      0
ORIGIN AGRITECH LIMITED       SHS             G67828106    4,229    347,800 SH        SHARED-DEFINED  1      0       347,800      0
PARTICLE DRILLING TECHNOLOGI  COM             70212G101    1,371    529,400 SH        SHARED-DEFINED  1      0       529,400      0
PHASE FORWARD INC             COM             71721R406    5,020    420,400 SH        SHARED-DEFINED  1      0       420,400      0
PHELPS DODGE CORP             COM             717265102    6,742     79,600 SH        SHARED-DEFINED  1      0        79,600      0
PRECISION CASTPARTS CORP      COM             740189105    4,162     65,900 SH        SHARED-DEFINED  1      0        65,900      0
QUALCOMM INC                  COM             747525103    6,536    179,800 SH        SHARED-DEFINED  1      0       179,800      0
QUIKSILVER INC                COM             74838C106    2,633    216,700 SH        SHARED-DEFINED  1      0       216,700      0
ROCKWELL COLLINS INC          COM             774341101    5,522    100,700 SH        SHARED-DEFINED  1      0       100,700      0
SALESFORCE COM INC            COM             79466L302    6,796    189,400 SH        SHARED-DEFINED  1      0       189,400      0
SBA COMMUNICATIONS CORP       COM             78388J106    6,961    286,100 SH        SHARED-DEFINED  1      0       286,100      0
STEALTHGAS INC                SHS             Y81669106    2,848    228,000 SH        SHARED-DEFINED  1      0       228,000      0
STERIS CORP                   COM             859152100    4,992    207,500 SH        SHARED-DEFINED  1      0       207,500      0
SUNCOR ENERGY INC             COM             867229106    5,382     74,700 SH        SHARED-DEFINED  1      0        74,700      0
SUPERIOR ENERGY SVCS INC      COM             868157108    6,027    229,500 SH        SHARED-DEFINED  1      0       229,500      0
TASER INTL INC                COM             87651B104    4,076    532,100 SH        SHARED-DEFINED  1      0       532,100      0
TELUS CORP                    NON-VTG SHS     87971M202    8,978    160,400 SH        SHARED-DEFINED  1      0       160,400      0
TETRA TECHNOLOGIES INC DEL    COM             88162F105    6,576    272,200 SH        SHARED-DEFINED  1      0       272,200      0
TRANSOCEAN INC                ORD             G90078109    5,177     70,700 SH        SHARED-DEFINED  1      0        70,700      0
US AIRWAYS GROUP INC          COM             90341W108    5,852    132,000 SH        SHARED-DEFINED  1      0       132,000      0
VIASAT INC                    COM             92552V100   18,007    718,000 SH        SHARED-DEFINED  1      0       718,000      0
WARRIOR ENERGY SVC CRP        COM             936258102    3,881    150,700 SH        SHARED-DEFINED  1      0       150,700      0
WASHINGTON GROUP INTL INC     COM NEW         938862208    7,658    130,100 SH        SHARED-DEFINED  1      0       130,100      0
WEATHERFORD INTERNATIONAL LT  COM             G95089101    5,916    141,800 SH        SHARED-DEFINED  1      0       141,800      0
W-H ENERGY SVCS INC           COM             92925E108    1,912     46,100 SH        SHARED-DEFINED  1      0        46,100      0
WILLIAMS SCOTSMAN INTL INC    COM             96950G102    6,916    323,800 SH        SHARED-DEFINED  1      0       323,800      0
WORLD FUEL SVCS CORP          COM             981475106    6,933    171,400 SH        SHARED-DEFINED  1      0       171,400      0


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